Supplier finance arrangements	12 Months Ended
Dec. 31, 2025
Supplier Finance Arrangements [Abstract]
Supplier finance arrangements

Note 15 - Supplier finance arrangements:

The carrying amount of liabilities under supplier finance arrangements at December 31, 2025 and 2024 are the following:

	December 31, 2025		December 31, 2024
Recognized in debt (See Note 14)	Ps.	1,119,196	Ps.	684,755

Liabilities under supplier finance arrangements of which the supplier has received payment from the finance provider:

	December 31, 2025		December 31, 2024
Recognized in debt (See Note 14)	Ps.	1,119,196	Ps.	684,755

The ranges of payment due dates are:

	2025	2024
Liabilities under supplier finance arrangement	45 - 75	45 - 75
Comparable trade payables that are not part of the supplier finance arrangement	45 - 60	45 - 60

There were no business combinations or foreign exchange differences that would affect the liabilities under the supplier finance arrangement in either period presented in the financial statements. There were non-cash transfers from suppliers to debt of Ps.6,276,203 and Ps.3,498,928 in 2025 and 2024, respectively.